GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2015 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares
Shares issued in exchange | shares	400
Cash Deposit At Federal Reserve Amount		$ 2,400
Exceeded Federal Deposit Corp Insurance Limits With The Amount		$ 24,500
Mortgage loans held-for-sale			$ 354
Unsecured Commercial Loan Is Considered Uncollectable the Loan Is Charged Off Not Later Than Past Due Number of Days		90
Loans And Installment And Revolving Loans Are Charged Off Not Later Than Number Of Days		120
Policy For Determining The Frequency Of Periodic Reviews Is Based Upon Consideration Of The Specific Properties Or Perceived Market Fluctuations In Months Minimum		12
Policy For Determining The Frequency Of Periodic Reviews Is Based Upon Consideration Of The Specific Properties Or Perceived Market Fluctuations In Months maximum		24
Property, Plant and Equipment, Depreciation Methods		Accelerated method
Federal reserve and federal home loan bank stock		$ 3,900	$ 3,900
Maturity period of securities sold under agreements to repurchase		One to four days
Number of operating segments		1
Income tax examination, likelihood of unfavorable settlement		Greater than 50 percent
Number of shares repurchased | shares		161,074	120,436	158,988
Number of shares authorized to be repurchased | shares		200,000
Rental and Leasing [Member]
Concentration risk, percentage		130.10%
Health Care and Social Assistance Credits [Member]
Concentration risk, percentage		39.10%
Construction loans [Member]
Concentration risk, percentage		46.60%
Wholesale Trade Credits [Member]
Concentration risk, percentage		28.00%
Non Farm and Non Residential Real Estate [Member]
Concentration risk, percentage		22.00%
Construction loans One [Member]
Concentration risk, percentage		27.70%
Credit Concentration Risk [Member]
Concentration risk, description		Tier 1 Capital plus the allowance for loan and lease losses
Building [Member]
Property, Plant and Equipment, Estimated Useful Lives		15 to 39 years
Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives		Three to 25 years